Organization and Principal Activities (Details) - shares	6 Months Ended
	Dec. 31, 2025	Dec. 22, 2023
Organization and Principal Activities [Line Items]
Date of incorporation	Oct. 03, 2023
Conversion shares	30,280,768
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Conversion shares	30,280,768
BVI Holding [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage		100.00%